Related parties	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Related parties
31. Related parties
TRANSACTIONS WITH DIRECTORS AND EXECUTIVE COMMITTEE MEMBERS (KEY MANAGEMENT PERSONNEL)
AB InBev’s Executive Committee members’ compensation consists of short-term employee benefits (primarily salaries) and post-employment benefits from pension plans of their respective country – see also Note 23
Pensions and similar obligations
. Key management personnel are also eligible for the company’s share option, restricted stock and other share-based programs (see Note 24
Share-based Payments
). Total directors and Executive Committee compensation included in the income statement can be detailed as follows:

	2025		2024		2023

Million US dollar	Directors	Executive Committee	Directors	Executive Committee	Directors	Executive Committee
Short-term employee benefits	2	11	2	15	2	12
Share-based payment	-	57	-	55	-	46
	2	68	2	70	2	58
Directors’ compensation consists mainly of directors’ fees.
During 2025, AB InBev entered into the following transactions:

●
The lease of commercial premises and the acquisition of natural gas from and the sale of malt-based beverages and beer to companies in which one of the company’s Board Member had a significant influence as of 31 December 2025. The transactions happened mainly through AB InBev’s subsidiary Bavaria S.A. for an aggregated consideration of approximately 98m US dollar (31 December 2024: 112m US dollar; 31 December 2023: 65m US dollar). The outstanding balance of these transactions as of 31 December 2025 amounts to 11m US dollar (31 December 2024: 9m US dollar; 31 December 2023: 3m US dollar).

JOINTLY CONTROLLED ENTITIES
Interests in joint ventures include two entities in Brazil, one in Mexico and two in Canada. None of these joint ventures are material to the company.
TRANSACTIONS WITH ASSOCIATES
Significant interests in associates are shown in note 16
Investments in associates
. AB InBev’s transactions with associates were as follows:

Million US dollar	2025	2024	2023
.
Gross profit	19	(215)	(233)
Current assets	102	102	108
Current liabilities	13	7	9
TRANSACTIONS WITH PENSION PLANS
AB InBev’s transactions with pension plans mainly comprise (12)m US dollar other expense to pension plans in the US in 2025 (2024: (12)m US dollar; 2023: (13)m US dollar).